Supplemental Financial Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

36. SUPPLEMENTAL FINANCIAL INFORMATION

On June 16, 2016, Emera US Finance LP, (in such capacity, the “Issuer”), issued $3.25 billion USD senior unsecured notes (“U.S. Notes”). The U.S Notes are fully and unconditionally guaranteed, on a joint and several basis, by Emera (in such capacity, the “Parent Company”) and EUSHI (in such capacity, the “Guarantor Subsidiaries”). Emera owns, directly or indirectly, all of the limited and general partnership interests in Emera US Finance LP.

The following consolidated financial statements present the results of operations, financial position and cash flows of the Parent Company, Subsidiary Issuer, Guarantor Subsidiaries and all other Non-guarantor Subsidiaries independently and on a consolidated basis.

Our guarantors were not determined using geographic, service line or other similar criteria, and as a result, the “Parent”, “Subsidiary Issuer”, “Guarantor Subsidiaries” and “Non-guarantor Subsidiaries” columns each include portions of our domestic and international operations. Accordingly, this basis of presentation is not intended to present our financial condition, results of operations or cash flows for any purpose other than to comply with the specific requirements for guarantor reporting.

Emera Incorporated

Consolidated Statements of Income

For the year ended December 31, 2016

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars

Operating revenues
Regulated electric	$-	$-	$1,665	$1,774	$(2)	$3,437
Regulated gas	-	-	451	48	-	499
Non-regulated	-	-	378	(4)	(33)	341
Total operating revenues	-	-	2,494	1,818	(35)	4,277

Operating expenses
Regulated fuel for generation and purchased power	-	-	560	662	-	1,222
Regulated cost of natural gas	-	-	177	-	-	177
Regulated fuel adjustment mechanism and fixed cost deferrals	-	-	-	61	-	61
Non-regulated fuel for generation and purchased power	-	-	261	56	(4)	313
Non-regulated direct costs	-	-	-	52	(23)	29
Operating, maintenance and general	37	-	647	461	(8)	1,137
Provincial, state and municipal taxes	-	-	152	43	-	195
Depreciation and amortization	2	-	330	256	-	588
Total operating expenses	39	-	2,127	1,591	(35)	3,722
Income (loss) from operations	(39)	-	367	227	-	555

Income (loss) from equity investments in subsidiaries	150	-	-	-	(150)	-
Income from equity investments	18	-	-	82	-	100
Intercompany income (expenses), net	203	101	(107)	(151)	(46)	-
Other income (expenses), net	135	-	24	15	-	174
Interest expense, net	226	85	127	147	-	585
Income (loss) before provision for income taxes	241	16	157	26	(196)	244

Income tax expense (recovery)	(14)	7	48	(63)	-	(22)
Net income (loss)	255	9	109	89	(196)	266

Non-controlling interest in subsidiaries	-	-	-	7	4	11
Net income (loss) of Emera Incorporated	255	9	109	82	(200)	255

Preferred stock dividends	28	-	31	19	(50)	28
Net income (loss) attributable to common shareholders	$227	$9	$78	$63	$(150)	$227

Comprehensive income (loss) of Emera Incorporated	$228	$19	$205	$59	$(283)	$228

Emera Incorporated

Consolidated Statements of Income

For the year ended December 31, 2015

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars

Operating revenues
Regulated electric	$-	$-	$283	$1,860	$(2)	$2,141
Regulated gas	-	-	-	52	-	52
Non-regulated	-	-	419	219	(42)	596
Total operating revenues	-	-	702	2,131	(44)	2,789

Operating expenses
Regulated fuel for generation and purchased power	-	-	70	745	-	815
Regulated fuel adjustment mechanism and fixed cost deferrals	-	-	-	42	-	42
Non-regulated fuel for generation and purchased power	-	-	277	64	(5)	336
Non-regulated direct costs	-	-	-	49	(30)	19
Operating, maintenance and general	54	-	148	472	(8)	666
Provincial, state and municipal taxes	-	-	21	42	-	63
Depreciation and amortization	1	-	79	260	-	340
Total operating expenses	55	-	595	1,674	(43)	2,281
Income (loss) from operations	(55)	-	107	457	(1)	508

Income (loss) from equity investments in subsidiaries	270	-	-	-	(270)	-
Income from equity investments	37	-	5	66	-	108
Intercompany income (expenses), net	156	-	-	8	(164)	-
Other income (expenses), net	91	-	21	29	-	141
Interest expense, net	46	-	28	272	(134)	212
Income (loss) before provision for income taxes	453	-	105	288	(301)	545

Income tax expense (recovery)	25	-	35	33	-	93
Net income (loss)	428	-	70	255	(301)	452

Non-controlling interest in subsidiaries	-	-	-	13	12	25
Net income (loss) of Emera Incorporated	428	-	70	242	(313)	427

Preferred stock dividends	30	-	15	26	(41)	30
Net income (loss) attributable to common shareholders	$398	$-	$55	$216	$(272)	$397

Comprehensive income (loss) of Emera Incorporated	$911	$-	$303	$452	$(755)	$911

Emera Incorporated

Consolidated Balance Sheets

As at December 31, 2016

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Assets
Current assets
Cash and cash equivalents	$200	$28	$48	$128	$-	$404
Restricted cash	-	-	1	86	-	87
Receivables, net	1	-	429	584	-	1,014
Intercompany receivables	57	9	11	569	(646)	-
Income taxes receivable	-	-	5	28	-	33
Inventory	-	-	273	199	-	472
Derivative instruments	13	-	33	112	(13)	145
Regulatory assets	-	-	54	26	-	80
Prepayments and other current assets	2	-	44	230	-	276
Total current assets	273	37	898	1,962	(659)	2,511

Property, plant and equipment, net of accumulated depreciation	14	-	12,724	4,552	-	17,290

Other assets
Income taxes receivable	-	-	-	48	-	48
Deferred income taxes	31	-	18	114	(38)	125
Derivative instruments	12	-	2	129	(12)	131
Pension and post-retirement asset	-	-	-	9	-	9
Regulatory assets	-	-	647	595	-	1,242
Net investment in direct financing lease	-	-	13	475	-	488
Investments in subsidiaries accounted for using the equity method	8,349	-	-	-	(8,349)	-
Investments subject to significant influence	5	-	13	929	-	947
Investment securities	-	-	-	48	-	48
Goodwill	-	-	6,110	103	-	6,213
Intercompany notes receivable	1,341	4,558	16	589	(6,504)	-
Other investments - intercompany	-	-	-	2,270	(2,270)	-
Other long-term assets	33	-	85	70	(19)	169
Total other assets	9,771	4,558	6,904	5,379	(17,192)	9,420

Total assets	$10,058	$4,595	$20,526	$11,893	$(17,851)	$29,221

Emera Incorporated
Consolidated Balance Sheets – Continued
As at December 31, 2016

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Liabilities and Equity
Current liabilities
Short-term debt	$-	$-	$948	$13	$-	$961
Current portion of long-term debt	-	-	436	40	-	476
Accounts payable	6	-	756	480	-	1,242
Intercompany payable	534	6	81	25	(646)	-
Income taxes payable	-	6	-	13	-	19
Derivative instruments	14	-	10	314	(13)	325
Regulatory liabilities	-	-	225	137	-	362
Pension and post-retirement liabilities	-	-	51	7	-	58
Other current liabilities	54	7	79	141	-	281
Total current liabilities	608	19	2,586	1,170	(659)	3,724

Long-term liabilities
Long-term debt	2,338	4,314	4,687	2,929	-	14,268
Intercompany long-term debt	366	-	4,778	1,357	(6,501)	-
Deferred income taxes	-	1	1,193	516	(38)	1,672
Convertible debentures	8	-	-	-	-	8
Derivative instruments	12	-	-	150	(12)	150
Regulatory liabilities	-	-	973	304	-	1,277
Asset retirement obligations	-	-	61	109	-	170
Pension and post-retirement liabilities	17	-	433	219	-	669
Other long-term liabilities	5	-	213	268	(19)	467
Total long-term liabilities	2,746	4,315	12,338	5,852	(6,570)	18,681

Equity
Common stock	4,738	242	4,177	3,997	(8,416)	4,738
Cumulative preferred stock	709	-	620	271	(891)	709
Contributed surplus	75	-	45	106	(151)	75
Accumulated other comprehensive income (loss)	106	10	340	(191)	(159)	106
Retained earnings	1,076	9	420	610	(1,039)	1,076
Total Emera Incorporated equity	6,704	261	5,602	4,793	(10,656)	6,704
Non-controlling interest in subsidiaries	-	-	-	78	34	112
Total equity	6,704	261	5,602	4,871	(10,622)	6,816
Total liabilities and equity	$10,058	$4,595	$20,526	$11,893	$(17,851)	$29,221

Emera Incorporated

Consolidated Balance Sheets

As at December 31, 2015

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Assets
Current assets
Cash and cash equivalents	$-	$-	$19	$1,068	$(14)	$1,073
Restricted cash	-	-	1	18	-	19
Receivables, net	2	-	70	506	-	578
Intercompany receivable	102	-	51	95	(248)	-
Income taxes receivable	-	-	9	3	-	12
Inventory	-	-	48	266	-	314
Derivative instruments	109	-	46	112	(17)	250
Regulatory assets	-	-	17	77	-	94
Prepayments and other current assets	9	-	4	243	-	256
Total current assets	222	-	265	2,388	(279)	2,596

Property, plant and equipment, net of accumulated depreciation	15	-	2,035	4,419	-	6,469

Other assets
Income taxes receivable	-	-	-	49	-	49
Deferred income taxes	-	-	47	19	(34)	32
Derivative instruments	35	-	-	167	(34)	168
Pension and post-retirement assets	-	-	-	9	-	9
Regulatory assets	-	-	100	505	-	605
Net investment in direct financing lease	-	-	-	480	-	480
Investments in subsidiaries accounted for using the equity method	6,042	-	-	-	(6,042)	-
Investments subject to significant influence	509	-	12	624	-	1,145
Investment securities	-	-	-	116	-	116
Goodwill	-	-	158	106	-	264
Intercompany notes receivable	3,051	-	-	2,754	(5,805)	-
Other investments - intercompany	-	-	-	98	(98)	-
Other long-term assets	16	-	13	77	-	106
Total other assets	9,653	-	330	5,004	(12,013)	2,974

Total assets	$9,890	$-	$2,630	$11,811	$(12,292)	$12,039

Emera Incorporated
Consolidated Balance Sheets – Continued
As at December 31, 2015

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Liabilities and Equity
Current liabilities
Short-term debt	$14	$-	$-	$16	$(14)	$16
Current portion of long-term debt	250	-	6	18	-	274
Accounts payable	17	-	76	301	-	394
Income taxes payable	-	-	-	8	-	8
Intercompany payable	52	-	92	77	(221)	-
Derivative instruments	17	-	36	313	(17)	349
Regulatory liabilities	-	-	10	102	-	112
Pension and post-retirement liabilities	-	-	-	7	-	7
Other current liabilities	51	-	24	132	-	207
Total current liabilities	401	-	244	974	(252)	1,367

Long-term liabilities
Long-term debt	464	-	389	2,882	-	3,735
Intercompany long-term debt	2,631	-	120	3,072	(5,823)	-
Deferred income taxes	3	-	343	450	(34)	762
Convertible debentures (represented by installment receipts)	2,139	-	-	(1,458)	-	681
Derivative instruments	34	-	-	96	(34)	96
Regulatory liabilities	-	-	12	341	-	353
Asset retirement obligations	-	-	-	109	-	109
Pension and post-retirement liabilities	13	-	93	197	-	303
Other long-term liabilities	5	-	61	233	-	299
Total long-term liabilities	5,289	-	1,018	5,922	(5,891)	6,338

Equity
Common stock	2,157	-	312	3,829	(4,141)	2,157
Cumulative preferred stock	709	-	425	271	(696)	709
Contributed surplus	29	-	45	133	(178)	29
Accumulated other comprehensive income (loss)	137	-	245	(169)	(76)	137
Retained earnings	1,168	-	341	751	(1,092)	1,168
Total Emera Incorporated equity	4,200	-	1,368	4,815	(6,183)	4,200
Non-controlling interest in subsidiaries	-	-	-	100	34	134
Total equity	4,200	-	1,368	4,915	(6,149)	4,334
Total liabilities and equity	$9,890	$-	$2,630	$11,811	$(12,292)	$12,039

Emera Incorporated
Consolidated Statements of Cash Flows
For the year ended December 31, 2016
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Net cash provided by (used in) by operating activities	$265	$29	$481	$107	$171	$1,053
Investing activities
Acquisitions, net of cash acquired	-	-	(8,409)	-	-	(8,409)
Additions to property, plant and equipment	(2)	-	(633)	(396)	-	(1,031)
Net purchase of investments subject to significant influence, inclusive of acquisition costs	-	-	-	(276)	-	(276)
Net proceeds on sale of investment subject to significant influence and held-for-trading common shares	665	-	-	-	-	665
Other intercompany investing activities	(2,348)	(4,416)	(18)	(2,397)	9,179	-
Other investing activities	-	-	(42)	(12)	-	(54)
Net cash provided by (used in) investing activities	(1,685)	(4,416)	(9,102)	(3,081)	9,179	(9,105)
Financing activities
Change in short-term debt, net	(14)	-	122	(4)	14	118
Proceeds from long-term debt, net of issuance costs	2,037	4,187	4,516	764	(5,081)	6,423
Proceeds from convertible debentures represented by instalment receipts, net of issuance costs	(44)	-	-	1,457	-	1,413
Retirement of long-term debt	(250)	-	(6)	(36)	19	(273)
Net borrowings (repayments) under committed credit facilities	(210)	-	-	(99)	(6)	(315)
Issuance of common stock, net of issuance costs	354	242	3,865	95	(4,202)	354
Issuance of preferred stock, net of issuance costs	-	-	195	-	(195)	-
Dividends on common stock	(221)	-	-	(254)	254	(221)
Dividends on preferred stock	(28)	-	(31)	(18)	49	(28)
Dividends paid by subsidiaries to non-controlling interest	-	-	-	(2)	(3)	(5)
Other financing activities	-	-	(18)	185	(185)	(18)
Net cash provided by (used in) financing activities	1,624	4,429	8,643	2,088	(9,336)	7,448
Effect of exchange rate changes on cash and cash equivalents	(4)	(14)	7	(54)	-	(65)
Net increase (decrease) in cash and cash equivalents	200	28	29	(940)	14	(669)
Cash and cash equivalents, beginning of period	-	-	19	1,068	(14)	1,073
Cash and cash equivalents, end of period	$200	$28	$48	$128	$-	$404

Emera Incorporated
Consolidated Statements of Cash Flows
For the year ended December 31, 2015
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Net cash provided by (used in) operating activities	$291	$-	$190	$364	$(171)	$674
Investing activities
Additions to property, plant and equipment	(7)	-	(66)	(354)	-	(427)
Net purchase of investments subject to significant influence, inclusive of acquisition costs	(1)	-	(3)	(132)	-	(136)
Proceeds on sale of investment subject to significant influence	-	-	282	-	-	282
Other intercompany investing activities	(2,453)	-	-	(29)	2,482	-
Other investing activities	(751)	-	(10)	(413)	1,331	157
Net cash provided by (used in) investing activities	(3,212)	-	203	(928)	3,813	(124)
Financing activities
Change in short-term debt, net	4	-	-	(262)	(4)	(262)
Proceeds from long-term debt, net of issuance costs	-	-	29	1,465	(1,048)	446
Proceeds from convertible debentures represented by instalment receipts, net of issuance costs	2,138	-	-	(1,457)	-	681
Retirement of long-term debt	-	-	(420)	(372)	702	(90)
Net borrowings (repayments) under committed credit facilities	(39)	-	(9)	(153)	-	(201)
Issuance of common stock, net of issuance costs	9	-	-	2,390	(2,390)	9
Issuance of preferred stock, net of issuance costs	-	-	-	6	(6)	-
Dividends on common stock	(162)	-	-	(162)	162	(162)
Dividends on preferred stock	(30)	-	(15)	(25)	40	(30)
Dividends paid by subsidiaries to non-controlling interest	-	-	-	(3)	(11)	(14)
Other financing activities	1,001	-	(11)	(55)	(1,091)	(156)
Net cash provided by (used in) financing activities	2,921	-	(426)	1,372	(3,646)	221
Effect of exchange rate changes on cash and cash equivalents	-	-	14	67	-	81
Net increase (decrease) in cash and cash equivalents	-	-	(19)	875	(4)	852
Cash and cash equivalents, beginning of period	-	-	38	193	(10)	221
Cash and cash equivalents, end of period	$-	$-	$19	$1,068	$(14)	$1,073